15. Income Taxes (Details - net deferred tax) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 473,374	$ 249,845
Total	473,374	249,845
Valuation allowance	(459,538)	(249,845)
Net deferred assets	13,836	0
Property and equipment	(1,000,683)	0
Intangible assets	(3,153)	0
Net deferred assets and liabilities	(13,836)	0
Total deferred tax liabilities	$ 0	$ 0